 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ____________________ FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: December 31, 2007 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatment [ ] adds new holdings entries Institutional Investment Manager Filing this Report: Name: TD Banknorth, N.A. Address: ONE Portland Square P.O. Box 9540 Portland, Maine 04101 Form 13F File Number: The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com- plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Paul Butler Title: Vice President Phone: 802-257-6557 Signature, Place, and Date of Signing: Paul H. Butler Brattleboro, Vermont January 14, 2008 Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F Notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 753 Form 13F Information Table Value Total: 2,262,894 (thousands) List of Other Included Managers: NONE ASSETS AS OF 12/31/07 REPORT PTR289 37 TD BANKNORTH WEALTH MANAGEMENT SECURITIES AND EXCHANGE COMMISSION FORM 13F AS OF 12/31/07 INVESTMENT MARKET DISCRETION VOTING AUTHORITY VALUE SHS OR PUT SOLE SHR OTH OTH SOLE SHARED NONE NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT CALL (A) (B) (C) MGR (A) (B) (C) ACE LTD ORD G0070K103 854 13,830 SH X 13,530 300 ACE LTD ORD G0070K103 245 3,960 SH X 3,960 AMDOCS LTD ORD G02602103 2,066 59,938 SH X 57,918 2,020 AMDOCS LTD ORD G02602103 327 9,476 SH X 8,990 306 180 FRONTLINE LTD SHS G3682E127 365 7,600 SH X 7,200 400 FRONTLINE LTD SHS G3682E127 6 115 SH X 115 GARMIN LTD ORD G37260109 3,114 32,103 SH X 29,763 2,340 GARMIN LTD ORD G37260109 150 1,545 SH X 1,545 INGERSOLL-RAND COMPANY LTD CL A G4776G101 107 2,300 SH X 2,300 INGERSOLL-RAND COMPANY LTD CL A G4776G101 113 2,430 SH X 2,200 230 RENAISSANCERE HOLDINGS LTD COM G7496G103 8,176 135,729 SH X 127,394 175 8,160 RENAISSANCERE HOLDINGS LTD COM G7496G103 118 1,960 SH X 1,445 515 SEAGATE TECHNOLOGY SHS G7945J104 272 10,664 SH X 264 10,400 TRANSOCEAN INC NEW SHS G90073100 203 1,418 SH X 741 139 538 TRANSOCEAN INC NEW SHS G90073100 16 109 SH X 109 WILLIS GROUP HOLDINGS LTD SHS G96655108 493 12,990 SH X 12,990 WILLIS GROUP HOLDINGS LTD SHS G96655108 19 490 SH X 490 HECKLER ELECTRIC COMPANY HEC999010 453 29 SH X 29 ALCON INC COM SHS H01301102 210 1,470 SH X 1,470 ALCON INC COM SHS H01301102 36 250 SH X 250 LOGITECH INTL S A SHS H50430232 4,004 109,270 SH X 98,458 280 10,532 LOGITECH INTL S A SHS H50430232 416 11,347 SH X 8,470 1,037 1,840 ZWEIG TOTAL RETURN FUND FRAC KJK837109 0 50,125 SH X 50,125 RIVERDALE AVENUE REAL ESTATE LP2406017 249 2 SH X 2 E.M. HAYES, INC. SU2222ME8 208 25 SH X 25 AFLAC INC COM 001055102 4,705 75,130 SH X 71,490 150 3,490 AFLAC INC COM 001055102 1,131 18,053 SH X 17,353 700 AT&T INC COM 00206R102 11,416 274,699 SH X 247,931 26,768 AT&T INC COM 00206R102 4,469 107,543 SH X 93,028 3,500 11,015 ABBOTT LABS COM 002824100 4,714 83,946 SH X 72,481 11,465 ABBOTT LABS COM 002824100 1,758 31,315 SH X 18,440 575 12,300 ABERCROMBIE & FITCH CO CL A 002896207 285 3,570 SH X 2,920 650 ABERCROMBIE & FITCH CO CL A 002896207 3 35 SH X 35 ADOBE SYS INC COM 00724F101 10,947 256,185 SH X 247,405 8,780 ADOBE SYS INC COM 00724F101 1,000 23,399 SH X 21,599 250 1,550 AETNA INC NEW COM 00817Y108 219 3,800 SH X 3,800 AGILENT TECHNOLOGIES INC COM 00846U101 200 5,433 SH X 2,333 3,100 AGILENT TECHNOLOGIES INC COM 00846U101 56 1,525 SH X 1,525 AIR PRODS & CHEMS INC COM 009158106 4,096 41,534 SH X 40,199 1,335 AIR PRODS & CHEMS INC COM 009158106 1,278 12,958 SH X 12,608 150 200 ALCOA INC COM 013817101 834 22,813 SH X 21,952 861 ALCOA INC COM 013817101 332 9,070 SH X 6,720 2,350 ALCATEL-LUCENT SPONSORED ADR 013904305 77 10,543 SH X 10,543 ALCATEL-LUCENT SPONSORED ADR 013904305 3 358 SH X 358 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 885 11,760 SH X 9,860 1,900 ALLSTATE CORP COM 020002101 228 4,358 SH X 4,358 ALLSTATE CORP COM 020002101 159 3,039 SH X 2,853 186 ALTRIA GROUP INC COM 02209S103 4,337 57,377 SH X 52,087 110 5,180 ALTRIA GROUP INC COM 02209S103 1,632 21,587 SH X 8,652 12,935 AMERICA MOVIL SAB DE CV SPON ADR L SHS 02364W105 387 6,312 SH X 6,312 AMERICA MOVIL SAB DE CV SPON ADR L SHS 02364W105 135 2,200 SH X 2,200 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 5,122 246,610 SH X 224,025 22,585 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 11 515 SH X 515 AMERICAN ELEC PWR INC COM 025537101 89 1,901 SH X 1,901 AMERICAN ELEC PWR INC COM 025537101 141 3,025 SH X 3,025 AMERICAN EXPRESS CO COM 025816109 23,462 451,024 SH X 417,173 225 33,626 AMERICAN EXPRESS CO COM 025816109 3,202 61,552 SH X 56,538 594 4,420 AMERICAN INTL GROUP INC COM 026874107 21,727 372,681 SH X 338,366 334 33,981 AMERICAN INTL GROUP INC COM 026874107 3,416 58,596 SH X 48,268 753 9,575 AMERICAN SCIENCE & ENGR INC COM 029429107 329 5,800 SH X 5,800 AMERISOURCEBERGEN CORP COM 03073E105 218 4,858 SH X 4,328 530 AMERISOURCEBERGEN CORP COM 03073E105 19 425 SH X 425 AMERIPRISE FINL INC COM 03076C106 69 1,249 SH X 869 380 AMERIPRISE FINL INC COM 03076C106 341 6,191 SH X 6,191 AMETEK INC NEW COM 031100100 697 14,882 SH X 13,233 1,649 AMETEK INC NEW COM 031100100 53 1,140 SH X 1,140 AMGEN INC COM 031162100 7,938 170,923 SH X 151,918 220 18,785 AMGEN INC COM 031162100 935 20,127 SH X 13,508 229 6,390 ANADARKO PETE CORP COM 032511107 4,120 62,723 SH X 56,123 6,600 ANADARKO PETE CORP COM 032511107 789 12,012 SH X 8,958 500 2,554 ANALOG DEVICES INC COM 032654105 1,714 54,064 SH X 50,944 190 2,930 ANALOG DEVICES INC COM 032654105 119 3,745 SH X 2,620 1,125 ANHEUSER BUSCH COS INC COM 035229103 8,569 163,724 SH X 150,824 225 12,675 ANHEUSER BUSCH COS INC COM 035229103 787 15,043 SH X 12,608 280 2,155 APACHE CORP COM 037411105 26,657 247,880 SH X 229,903 200 17,777 APACHE CORP COM 037411105 961 8,940 SH X 8,095 845 APOLLO GROUP INC CL A 037604105 15,389 219,366 SH X 196,866 185 22,315 APOLLO GROUP INC CL A 037604105 332 4,735 SH X 3,725 1,010 APPLE INC COM 037833100 376 1,899 SH X 1,604 250 45 APPLE INC COM 037833100 550 2,775 SH X 2,650 125 APPLIED MATLS INC COM 038222105 755 42,531 SH X 34,231 8,300 APPLIED MATLS INC COM 038222105 197 11,095 SH X 9,795 1,300 ARCHER DANIELS MIDLAND CO COM 039483102 9 200 SH X 200 ARCHER DANIELS MIDLAND CO COM 039483102 283 6,105 SH X 5,105 1,000 ARROW FINL CORP COM 042744102 324 15,054 SH X 14,618 436 AUTODESK INC COM 052769106 22,769 457,570 SH X 425,068 1,405 31,097 AUTODESK INC COM 052769106 1,194 23,992 SH X 21,368 554 2,070 AUTOMATIC DATA PROCESSING IN COM 053015103 8,140 182,802 SH X 173,087 165 9,550 AUTOMATIC DATA PROCESSING IN COM 053015103 2,592 58,209 SH X 47,530 1,149 9,530 AVERY DENNISON CORP COM 053611109 218 4,099 SH X 2,199 1,900 AVERY DENNISON CORP COM 053611109 5 100 SH X 100 AVON PRODS INC COM 054303102 9,490 240,065 SH X 222,285 100 17,680 AVON PRODS INC COM 054303102 985 24,923 SH X 24,548 375 BB&T CORP COM 054937107 601 19,586 SH X 16,436 3,150 BB&T CORP COM 054937107 227 7,392 SH X 7,192 200 BJ SVCS CO COM 055482103 1,810 74,616 SH X 73,246 1,370 BJ SVCS CO COM 055482103 229 9,420 SH X 9,420 BP PLC SPONSORED ADR 055622104 5,752 78,605 SH X 76,452 2,153 BP PLC SPONSORED ADR 055622104 2,990 40,865 SH X 39,530 100 1,235 BANK OF AMERICA CORPORATION COM 060505104 32,971 799,105 SH X 743,474 334 55,297 BANK OF AMERICA CORPORATION COM 060505104 5,944 144,074 SH X 122,416 2,928 18,730 BANK OF NEW YORK MELLON CORP COM 064058100 1,283 26,312 SH X 25,211 1,101 BANK OF NEW YORK MELLON CORP COM 064058100 850 17,440 SH X 9,633 612 7,195 BARCLAYS PLC ADR 06738E204 14,227 352,404 SH X 326,567 370 25,467 BARCLAYS PLC ADR 06738E204 921 22,818 SH X 13,270 998 8,550 BARD C R INC COM 067383109 5,329 56,208 SH X 55,018 1,190 BARD C R INC COM 067383109 517 5,455 SH X 5,455 BARON ASSET FD SH BEN INT 068278100 441 6,910 SH X 6,910 BARON ASSET FD SH BEN INT 068278100 10 163 SH X 163 BARR PHARMACEUTICALS INC COM 068306109 200 3,761 SH X 3,716 45 BARR PHARMACEUTICALS INC COM 068306109 24 455 SH X 455 BAXTER INTL INC COM 071813109 606 10,440 SH X 10,360 80 BAXTER INTL INC COM 071813109 716 12,326 SH X 10,116 110 2,100 BEA SYS INC COM 073325102 215 13,600 SH X 13,600 BECTON DICKINSON & CO COM 075887109 8,402 100,524 SH X 95,958 75 4,491 BECTON DICKINSON & CO COM 075887109 1,450 17,353 SH X 16,849 504 BED BATH & BEYOND INC COM 075896100 180 6,115 SH X 6,115 BED BATH & BEYOND INC COM 075896100 72 2,450 SH X 625 1,825 BEMIS INC COM 081437105 3,060 111,754 SH X 107,074 220 4,460 BEMIS INC COM 081437105 877 32,040 SH X 27,920 4,120 BERKSHIRE HATHAWAY INC DEL CL A 084670108 283 2 SH X 2 BERKSHIRE HATHAWAY INC DEL CL A 084670108 1,699 12 SH X 12 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,965 415 SH X 414 1 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,265 267 SH X 262 5 BEST BUY INC COM 086516101 4,239 80,506 SH X 73,332 170 7,004 BEST BUY INC COM 086516101 817 15,524 SH X 14,489 1,035 BHP BILLITON LTD SPONSORED ADR 088606108 7,215 103,010 SH X 93,080 9,930 BHP BILLITON LTD SPONSORED ADR 088606108 581 8,290 SH X 6,790 1,500 BLACK & DECKER CORP COM 091797100 433 6,223 SH X 4,999 1,224 BLACK & DECKER CORP COM 091797100 36 510 SH X 510 BOEING CO COM 097023105 2,552 29,177 SH X 26,032 40 3,105 BOEING CO COM 097023105 811 9,268 SH X 6,848 2,420 BRANDYWINE BLUE FD INC COM 10532B101 441 12,499 SH X 12,499 BRANDYWINE BLUE FD INC COM 10532B101 4 110 SH X 110 BRINKER INTL INC COM 109641100 861 44,042 SH X 42,992 1,050 BRINKER INTL INC COM 109641100 286 14,617 SH X 13,102 1,515 BRISTOL MYERS SQUIBB CO COM 110122108 3,222 121,511 SH X 113,583 7,928 BRISTOL MYERS SQUIBB CO COM 110122108 3,150 118,781 SH X 113,881 4,900 BROWN FORMAN CORP CL B 115637209 1,109 14,963 SH X 13,993 110 860 BROWN FORMAN CORP CL B 115637209 56 755 SH X 310 125 320 BUCKEYE PARTNERS L P UNIT LTD PARTN 118230101 217 4,400 SH X 400 2,000 2,000 BURLINGTON NORTHN SANTA FE C COM 12189T104 295 3,548 SH X 3,548 CIGNA CORP COM 125509109 703 13,080 SH X 13,080 CIGNA CORP COM 125509109 498 9,264 SH X 9,264 CSX CORP COM 126408103 181 4,114 SH X 4,114 CSX CORP COM 126408103 44 1,000 SH X 1,000 CVS CAREMARK CORPORATION COM 126650100 14,788 372,032 SH X 353,868 75 18,089 CVS CAREMARK CORPORATION COM 126650100 2,600 65,398 SH X 59,434 1,900 4,064 CA INC COM 12673P105 284 11,388 SH X 11,388 CADBURY SCHWEPPES PLC ADR 127209302 1,665 33,724 SH X 32,639 1,085 CADBURY SCHWEPPES PLC ADR 127209302 371 7,505 SH X 4,905 200 2,400 CAPSTONE MNG CORP COM 14068G104 51 18,000 SH X 18,000 CARDINAL HEALTH INC COM 14149Y108 152 2,635 SH X 1,895 740 CARDINAL HEALTH INC COM 14149Y108 134 2,318 SH X 2,318 CARLISLE COS INC COM 142339100 852 23,016 SH X 19,596 160 3,260 CARLISLE COS INC COM 142339100 85 2,285 SH X 1,845 440 CARLYLE PARTNERS III, L.P. 143095305 303 9 SH X 9 CARMAX INC COM 143130102 351 17,747 SH X 17,022 725 CARMAX INC COM 143130102 11 560 SH X 560 CARNIVAL CORP PAIRED CTF 143658300 1,009 22,676 SH X 19,401 75 3,200 CARNIVAL CORP PAIRED CTF 143658300 370 8,320 SH X 7,760 200 360 CATERPILLAR INC DEL COM 149123101 1,258 17,343 SH X 13,968 3,375 CATERPILLAR INC DEL COM 149123101 478 6,585 SH X 2,160 4,425 CEMEX SAB DE CV SPON ADR NEW 151290889 1,292 49,966 SH X 45,309 210 4,447 CEMEX SAB DE CV SPON ADR NEW 151290889 88 3,388 SH X 1,692 1,696 CENTEX CORP COM 152312104 214 8,475 SH X 6,475 2,000 CENTEX CORP COM 152312104 33 1,325 SH X 460 865 CHEVRON CORP NEW COM 166764100 27,605 295,782 SH X 267,572 160 28,050 CHEVRON CORP NEW COM 166764100 3,107 33,288 SH X 24,842 1,038 7,408 CHITTENDEN CORP 170228100 1,068 29,970 SH X 29,970 CHITTENDEN CORP 170228100 396 11,118 SH X 11,118 CHUBB CORP COM 171232101 101 1,853 SH X 1,853 CHUBB CORP COM 171232101 164 3,000 SH X 3,000 CHURCH & DWIGHT INC COM 171340102 7,981 147,608 SH X 139,436 50 8,122 CHURCH & DWIGHT INC COM 171340102 966 17,874 SH X 17,444 230 200 CIMAREX ENERGY CO COM 171798101 6,709 157,755 SH X 141,300 16,455 CIMAREX ENERGY CO COM 171798101 19 455 SH X 455 CISCO SYS INC COM 17275R102 28,136 1,039,387 SH X 953,907 805 84,675 CISCO SYS INC COM 17275R102 4,187 154,660 SH X 114,042 3,538 37,080 CITIGROUP INC COM 172967101 14,086 478,481 SH X 435,367 400 42,714 CITIGROUP INC COM 172967101 1,666 56,587 SH X 36,775 900 18,912 CITIZENS COMMUNICATIONS CO COM 17453B101 197 15,448 SH X 15,448 CITRIX SYS INC COM 177376100 206 5,420 SH X 4,140 1,280 CITRIX SYS INC COM 177376100 51 1,350 SH X 1,350 CLOROX CO DEL COM 189054109 232 3,554 SH X 3,554 CLOROX CO DEL COM 189054109 252 3,872 SH X 3,247 625 COACH INC COM 189754104 952 31,136 SH X 30,531 605 COACH INC COM 189754104 31 1,025 SH X 1,025 COCA COLA CO COM 191216100 3,608 58,794 SH X 47,956 10,838 COCA COLA CO COM 191216100 2,340 38,130 SH X 31,355 1,000 5,775 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 5,581 164,446 SH X 163,546 900 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 150 4,410 SH X 4,270 140 COLGATE PALMOLIVE CO COM 194162103 7,540 96,722 SH X 86,252 10,470 COLGATE PALMOLIVE CO COM 194162103 1,599 20,510 SH X 18,470 2,040 COMCAST CORP NEW CL A 20030N101 174 9,549 SH X 9,510 39 COMCAST CORP NEW CL A 20030N101 63 3,433 SH X 1,888 1,545 COMMERCE BANCORP INC NJ COM 200519106 822 21,565 SH X 21,285 280 COMMERCE BANCORP INC NJ COM 200519106 190 4,994 SH X 4,994 COMPANHIA VALE DO RIO DOCE SPONSORED ADR 204412209 309 9,450 SH X 9,450 COMPUTER SCIENCES CORP COM 205363104 397 8,032 SH X 7,842 80 110 COMPUTER SCIENCES CORP COM 205363104 32 640 SH X 200 150 290 CONAGRA FOODS INC COM 205887102 86 3,600 SH X 3,600 CONAGRA FOODS INC COM 205887102 131 5,500 SH X 2,200 3,300 CONOCOPHILLIPS COM 20825C104 21,901 248,035 SH X 222,704 274 25,057 CONOCOPHILLIPS COM 20825C104 2,147 24,318 SH X 18,906 300 5,112 CONSOLIDATED EDISON INC COM 209115104 358 7,333 SH X 3,133 4,200 CONSOLIDATED EDISON INC COM 209115104 80 1,632 SH X 1,632 CONSTELLATION BRANDS INC CL A 21036P108 3,056 129,252 SH X 128,467 785 CONSTELLATION BRANDS INC CL A 21036P108 719 30,420 SH X 26,380 240 3,800 CONSTELLATION ENERGY GROUP I COM 210371100 550 5,361 SH X 5,361 CONSTELLATION ENERGY GROUP I COM 210371100 123 1,200 SH X 600 600 CORNING INC COM 219350105 72 3,004 SH X 1,604 1,400 CORNING INC COM 219350105 142 5,900 SH X 5,100 800 CORPORATE EXECUTIVE BRD CO COM 21988R102 7,893 131,329 SH X 122,347 8,982 CORPORATE EXECUTIVE BRD CO COM 21988R102 106 1,765 SH X 1,630 135 COSTCO WHSL CORP NEW COM 22160K105 3,761 53,911 SH X 50,955 130 2,826 COSTCO WHSL CORP NEW COM 22160K105 335 4,796 SH X 2,623 648 1,525 COURIER CORP COM 222660102 1,005 30,447 SH X 30,447 COVANCE INC COM 222816100 666 7,694 SH X 7,114 580 COVANCE INC COM 222816100 35 400 SH X 100 300 CREDIT SUISSE ASSET MGMT INC COM 224916106 53 14,850 SH X 14,850 DNP SELECT INCOME FD COM 23325P104 66 6,264 SH X 2,964 3,300 DNP SELECT INCOME FD COM 23325P104 92 8,680 SH X 2,000 6,680 DANAHER CORP DEL COM 235851102 21,223 241,886 SH X 232,530 100 9,256 DANAHER CORP DEL COM 235851102 1,925 21,944 SH X 21,364 230 350 DAVIS NY VENTURE FD INC CL Y 239080401 19,170 473,923 SH X 443,430 1,054 29,438 DAVIS NY VENTURE FD INC CL Y 239080401 904 22,354 SH X 15,429 1,150 5,774 DEERE & CO COM 244199105 1,896 20,364 SH X 17,132 3,232 DEERE & CO COM 244199105 518 5,560 SH X 4,760 800 DELL INC COM 24702R101 416 16,974 SH X 16,834 140 DELL INC COM 24702R101 160 6,530 SH X 6,030 500 DENTSPLY INTL INC NEW COM 249030107 10,693 237,506 SH X 224,841 12,665 DENTSPLY INTL INC NEW COM 249030107 1,632 36,247 SH X 32,837 440 2,970 DIAGEO P L C SPON ADR NEW 25243Q205 7,188 83,752 SH X 76,907 6,845 DIAGEO P L C SPON ADR NEW 25243Q205 134 1,565 SH X 915 650 DIAMONDS TR UNIT SER 1 252787106 2,109 15,913 SH X 14,153 1,760 DIAMONDS TR UNIT SER 1 252787106 7 55 SH X 55 DIEBOLD INC COM 253651103 696 24,025 SH X 20,755 3,270 DIEBOLD INC COM 253651103 59 2,050 SH X 2,050 DISNEY WALT CO COM DISNEY 254687106 6,054 187,559 SH X 174,875 525 12,159 DISNEY WALT CO COM DISNEY 254687106 1,181 36,591 SH X 25,914 10,677 DOMINI SOCIAL INVT TR EQUITY FD 257132100 581 18,114 SH X 18,114 DOMINI SOCIAL INVT TR EQUITY FD 257132100 196 6,101 SH X 5,564 536 DOMINION RES INC VA NEW COM 25746U109 3,084 64,990 SH X 60,920 4,070 DOMINION RES INC VA NEW COM 25746U109 403 8,488 SH X 8,488 DOVER CORP COM 260003108 242 5,250 SH X 3,850 1,400 DOVER CORP COM 260003108 9 200 SH X 200 DOVER DOWNS GAMING & ENTMT I COM 260095104 144 12,800 SH X 12,800 DOW CHEM CO COM 260543103 1,676 42,526 SH X 40,676 50 1,800 DOW CHEM CO COM 260543103 387 9,812 SH X 7,712 1,425 675 DU PONT E I DE NEMOURS & CO COM 263534109 2,135 48,422 SH X 37,497 440 10,485 DU PONT E I DE NEMOURS & CO COM 263534109 957 21,711 SH X 15,086 6,625 DUKE ENERGY CORP NEW COM 26441C105 5,391 267,279 SH X 251,054 16,225 DUKE ENERGY CORP NEW COM 26441C105 691 34,236 SH X 27,431 3,075 3,730 DUN & BRADSTREET CORP DEL NE COM 26483E100 111 1,250 SH X 1,250 DUN & BRADSTREET CORP DEL NE COM 26483E100 210 2,375 SH X 2,375 E M C CORP MASS COM 268648102 21,826 1,177,884 SH X 1,086,980 1,890 89,014 E M C CORP MASS COM 268648102 956 51,595 SH X 41,550 3,100 6,945 EOG RES INC COM 26875P101 469 5,255 SH X 5,255 EOG RES INC COM 26875P101 9 100 SH X 100 EASTMAN KODAK CO COM 277461109 236 10,790 SH X 10,455 335 EASTMAN KODAK CO COM 277461109 130 5,940 SH X 5,940 EATON CORP COM 278058102 46 476 SH X 476 EATON CORP COM 278058102 171 1,764 SH X 1,764 EATON VANCE CORP COM NON VTG 278265103 1,461 32,172 SH X 32,172 EATON VANCE CORP COM NON VTG 278265103 578 12,735 SH X 7,235 5,500 EBAY INC COM 278642103 14,219 428,426 SH X 381,593 220 46,613 EBAY INC COM 278642103 680 20,483 SH X 13,863 6,620 ECOLAB INC COM 278865100 10,867 212,210 SH X 207,850 4,360 ECOLAB INC COM 278865100 1,682 32,846 SH X 31,540 606 700 EDAC TECHNOLOGIES CORP COM 279285100 1,998 204,268 SH X 204,268 ELFUN TRS UNIT CTF 286281100 50 1,026 SH X 1,026 ELFUN TRS UNIT CTF 286281100 1,141 23,416 SH X 23,416 EMERSON ELEC CO COM 291011104 8,234 145,316 SH X 134,481 10,835 EMERSON ELEC CO COM 291011104 6,567 115,905 SH X 98,525 17,380 ENCANA CORP COM 292505104 360 5,300 SH X 5,200 100 ENCANA CORP COM 292505104 158 2,324 SH X 2,324 ENTERPRISE PRODS PARTNERS L COM 293792107 135 4,224 SH X 4,224 ENTERPRISE PRODS PARTNERS L COM 293792107 159 5,000 SH X 5,000 EXELON CORP COM 30161N101 259 3,174 SH X 2,724 450 EXPRESS SCRIPTS INC COM 302182100 18,675 255,824 SH X 247,944 7,880 EXPRESS SCRIPTS INC COM 302182100 2,970 40,688 SH X 40,688 EXXON MOBIL CORP COM 30231G102 97,117 1,036,579 SH X 931,210 1,201 104,168 EXXON MOBIL CORP COM 30231G102 34,049 363,425 SH X 280,096 1,205 82,124 FPL GROUP INC COM 302571104 3,131 46,197 SH X 40,754 1,148 4,295 FPL GROUP INC COM 302571104 422 6,221 SH X 3,886 2,335 FASTENAL CO COM 311900104 8,744 216,327 SH X 191,411 260 24,656 FASTENAL CO COM 311900104 144 3,560 SH X 2,015 725 820 FEDERAL NATL MTG ASSN COM 313586109 185 4,631 SH X 3,306 1,325 FEDERAL NATL MTG ASSN COM 313586109 150 3,750 SH X 850 2,900 FEDERATED AMERN LEADERS FD I CL A 313914103 202 11,576 SH X 11,576 FEDERATED EQUITY FDS CAP APPREC A 314172701 1,052 49,298 SH X 48,857 440 FEDERATED EQUITY FDS CAP APPREC A 314172701 323 15,138 SH X 14,389 749 FEDEX CORP COM 31428X106 11,957 134,092 SH X 130,386 3,706 FEDEX CORP COM 31428X106 1,954 21,918 SH X 20,988 725 205 FIDELITY CAP TR CAP APPREC 316066109 5,998 224,155 SH X 224,155 FIDELITY CAP TR CAP APPREC 316066109 28 1,043 SH X 1,043 FIDELITY CAP TR DISCIPLND EQTY 316066208 241 8,161 SH X 8,161 FIDELITY MT VERNON STR TR GROWTH CO FD 316200104 275 3,313 SH X 3,313 FIFTH THIRD BANCORP COM 316773100 286 11,370 SH X 8,170 3,200 FIFTH THIRD BANCORP COM 316773100 126 5,030 SH X 4,850 180 FIRST AMERN CORP CALIF COM 318522307 2,303 67,486 SH X 56,931 160 10,395 FIRST AMERN CORP CALIF COM 318522307 46 1,350 SH X 790 560 FISERV INC COM 337738108 3,663 66,017 SH X 63,842 160 2,015 FISERV INC COM 337738108 389 7,004 SH X 6,155 419 430 FIRSTENERGY CORP COM 337932107 293 4,054 SH X 4,054 FIRSTENERGY CORP COM 337932107 65 900 SH X 900 FORTUNE BRANDS INC COM 349631101 2,160 29,852 SH X 24,887 4,965 FORTUNE BRANDS INC COM 349631101 393 5,425 SH X 3,895 100 1,430 FRANKLIN RES INC COM 354613101 13,843 120,975 SH X 110,630 10,345 FRANKLIN RES INC COM 354613101 1,426 12,458 SH X 11,295 713 450 GS ENVIROSERVICES INC COM 3622N9103 72 718,040 SH X 718,040 GALLAGHER ARTHUR J & CO COM 363576109 6,964 287,905 SH X 257,123 300 30,482 GALLAGHER ARTHUR J & CO COM 363576109 173 7,160 SH X 6,190 970 GANNETT INC COM 364730101 437 11,198 SH X 11,198 GANNETT INC COM 364730101 603 15,455 SH X 11,985 50 3,420 GAP INC DEL COM 364760108 202 9,470 SH X 8,120 1,350 GAP INC DEL COM 364760108 43 2,005 SH X 1,805 200 GENENTECH INC COM NEW 368710406 295 4,393 SH X 3,393 1,000 GENENTECH INC COM NEW 368710406 18 265 SH X 265 GENERAL DYNAMICS CORP COM 369550108 10,204 114,662 SH X 110,034 190 4,438 GENERAL DYNAMICS CORP COM 369550108 669 7,517 SH X 7,007 150 360 GENERAL ELECTRIC CO COM 369604103 41,955 1,131,788 SH X 1,062,800 425 68,563 GENERAL ELECTRIC CO COM 369604103 22,629 610,442 SH X 540,382 709 69,351 GENERAL MLS INC COM 370334104 705 12,362 SH X 12,192 170 GENERAL MLS INC COM 370334104 225 3,950 SH X 3,750 200 GENUINE PARTS CO COM 372460105 1,194 25,784 SH X 23,094 2,690 GENUINE PARTS CO COM 372460105 110 2,380 SH X 1,880 500 GENZYME CORP COM 372917104 411 5,527 SH X 5,527 GENZYME CORP COM 372917104 200 2,690 SH X 2,690 GILEAD SCIENCES INC COM 375558103 923 20,064 SH X 17,834 2,230 GILEAD SCIENCES INC COM 375558103 41 900 SH X 500 400 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 402 7,987 SH X 7,387 600 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 611 12,132 SH X 11,339 793 GOLDMAN SACHS GROUP INC COM 38141G104 12,269 57,052 SH X 53,452 70 3,530 GOLDMAN SACHS GROUP INC COM 38141G104 965 4,487 SH X 3,577 30 880 GOODRICH CORP COM 382388106 256 3,625 SH X 3,625 GOODRICH CORP COM 382388106 35 500 SH X 300 200 GOOGLE INC CL A 38259P508 286 414 SH X 414 GROWTH FD AMER INC CL F 399874403 6,614 195,730 SH X 186,247 9,482 GROWTH FD AMER INC CL F 399874403 102 3,017 SH X 2,212 805 HALLIBURTON CO COM 406216101 566 14,925 SH X 14,925 HALLIBURTON CO COM 406216101 140 3,700 SH X 1,700 2,000 HANSEN NAT CORP COM 411310105 6,894 155,653 SH X 143,778 11,875 HANSEN NAT CORP COM 411310105 118 2,661 SH X 2,085 306 270 HARLEY DAVIDSON INC COM 412822108 433 9,280 SH X 8,340 940 HARLEY DAVIDSON INC COM 412822108 55 1,170 SH X 970 200 HARRIS CORP DEL COM 413875105 44 696 SH X 696 HARRIS CORP DEL COM 413875105 251 4,000 SH X 4,000 HARTFORD FINL SVCS GROUP INC COM 416515104 501 5,750 SH X 5,750 HARTFORD FINL SVCS GROUP INC COM 416515104 174 2,000 SH X 1,600 400 HEINZ H J CO COM 423074103 509 10,894 SH X 8,395 2,499 HEINZ H J CO COM 423074103 448 9,596 SH X 7,596 2,000 HERSHEY CO COM 427866108 408 10,355 SH X 8,705 1,650 HERSHEY CO COM 427866108 273 6,925 SH X 6,775 150 HEWLETT PACKARD CO COM 428236103 10,030 198,685 SH X 193,491 125 5,069 HEWLETT PACKARD CO COM 428236103 1,451 28,737 SH X 25,371 3,366 HOME DEPOT INC COM 437076102 2,575 95,579 SH X 82,542 180 12,857 HOME DEPOT INC COM 437076102 1,166 43,285 SH X 36,734 125 6,426 HONEYWELL INTL INC COM 438516106 440 7,146 SH X 6,335 811 HONEYWELL INTL INC COM 438516106 494 8,031 SH X 4,069 3,962 HORMEL FOODS CORP COM 440452100 641 15,823 SH X 15,823 HORMEL FOODS CORP COM 440452100 300 7,403 SH X 7,403 IMS HEALTH INC COM 449934108 6,681 289,991 SH X 263,291 380 26,320 IMS HEALTH INC COM 449934108 181 7,868 SH X 5,786 262 1,820 ITT CORP NEW COM 450911102 619 9,369 SH X 9,369 ITT CORP NEW COM 450911102 188 2,850 SH X 2,570 280 IDEXX LABS INC COM 45168D104 319 5,440 SH X 5,440 ILLINOIS TOOL WKS INC COM 452308109 17,247 322,128 SH X 290,054 360 31,714 ILLINOIS TOOL WKS INC COM 452308109 847 15,819 SH X 13,089 350 2,380 IMAGING DIAGNOSTIC SYS INC COM 45244W100 0 10,600 SH X 10,600 INTEL CORP COM 458140100 8,991 337,246 SH X 295,182 1,105 40,959 INTEL CORP COM 458140100 3,459 129,760 SH X 106,610 1,000 22,150 INTERNATIONAL BUSINESS MACHS COM 459200101 19,352 179,018 SH X 167,461 80 11,477 INTERNATIONAL BUSINESS MACHS COM 459200101 5,689 52,628 SH X 42,373 161 10,094 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 91 1,885 SH X 1,885 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 758 15,748 SH X 15,748 INTERNATIONAL GAME TECHNOLOG COM 459902102 2,423 55,162 SH X 54,672 490 INTERNATIONAL GAME TECHNOLOG COM 459902102 321 7,310 SH X 7,310 ISHARES INC MSCI CDA INDEX 464286509 540 16,800 SH X 16,800 ISHARES INC MSCI EMU INDEX 464286608 801 6,710 SH X 6,610 100 ISHARES INC MSCI UTD KINGD 464286699 213 8,850 SH X 8,850 ISHARES INC MSCI UTD KINGD 464286699 27 1,120 SH X 1,120 ISHARES INC MSCI GERMAN 464286806 426 12,025 SH X 12,025 ISHARES INC MSCI GERMAN 464286806 35 1,000 SH X 1,000 ISHARES TR S&P 100 IDX FD 464287101 13,980 203,198 SH X 196,747 100 6,351 ISHARES TR S&P 100 IDX FD 464287101 234 3,408 SH X 1,889 1,519 ISHARES TR DJ SEL DIV INX 464287168 2,495 38,694 SH X 36,394 2,300 ISHARES TR DJ SEL DIV INX 464287168 344 5,330 SH X 5,330 ISHARES TR FTSE XNHUA IDX 464287184 415 2,435 SH X 2,365 70 ISHARES TR S&P 500 VALUE 464287408 2,005 26,261 SH X 26,261 ISHARES TR S&P 500 VALUE 464287408 70 911 SH X 911 ISHARES TR RUSSELL MCP VL 464287473 5,640 39,982 SH X 38,719 275 988 ISHARES TR RUSSELL MCP VL 464287473 117 826 SH X 459 367 ISHARES TR RUSSELL MCP GR 464287481 10,796 94,754 SH X 90,844 3,910 ISHARES TR RUSSELL MCP GR 464287481 297 2,609 SH X 1,196 1,413 ISHARES TR S&P MIDCAP 400 464287507 1,407 16,563 SH X 15,993 570 ISHARES TR S&P MIDCAP 400 464287507 36 420 SH X 120 300 ISHARES TR COHEN&ST RLTY 464287564 4,572 57,765 SH X 56,540 100 1,125 ISHARES TR COHEN&ST RLTY 464287564 164 2,066 SH X 1,907 159 ISHARES TR RUSSELL1000VAL 464287598 2,860 35,636 SH X 34,261 300 1,075 ISHARES TR RUSSELL1000VAL 464287598 159 1,978 SH X 1,428 550 ISHARES TR RUSSELL1000GRW 464287614 1,235 20,322 SH X 17,192 3,130 ISHARES TR RUSSELL1000GRW 464287614 116 1,916 SH X 116 1,800 ISHARES TR RUSSELL 1000 464287622 419 5,260 SH X 4,860 400 ISHARES TR RUSSELL 1000 464287622 40 500 SH X 500 ISHARES TR RUSL 2000 VALU 464287630 3,333 47,291 SH X 44,912 275 2,104 ISHARES TR RUSL 2000 VALU 464287630 68 971 SH X 765 206 ISHARES TR RUSL 2000 GROW 464287648 4,982 59,681 SH X 55,762 3,919 ISHARES TR RUSL 2000 GROW 464287648 197 2,360 SH X 943 1,417 ISHARES TR RUSSELL 2000 464287655 3,492 45,990 SH X 45,025 965 ISHARES TR RUSSELL 2000 464287655 364 4,801 SH X 1,040 3,761 ISHARES TR RUSSELL 3000 464287689 304 3,600 SH X 3,600 ISHARES TR RUSSELL 3000 464287689 11 125 SH X 125 ISHARES TR DJ US REAL EST 464287739 1,054 16,040 SH X 16,040 ISHARES TR DJ US REAL EST 464287739 79 1,210 SH X 1,210 ISHARES TR S&P SMLCAP 600 464287804 688 10,578 SH X 10,098 480 ISHARES TR S&P SMLCAP 600 464287804 26 400 SH X 400 ISHARES TR S&P SMLCP VALU 464287879 668 9,541 SH X 9,541 ISHARES TR S&P SMLCP VALU 464287879 21 300 SH X 300 JP MORGAN CHASE & CO COM 46625H100 20,376 466,809 SH X 407,647 280 58,882 JP MORGAN CHASE & CO COM 46625H100 2,457 56,290 SH X 33,789 1,675 20,826 JACOBS ENGR GROUP INC DEL COM 469814107 382 4,000 SH X 4,000 JOHNSON & JOHNSON COM 478160104 36,167 542,241 SH X 502,374 953 38,914 JOHNSON & JOHNSON COM 478160104 7,548 113,158 SH X 84,866 1,237 27,055 JOHNSON CTLS INC COM 478366107 8,439 234,146 SH X 228,809 5,337 JOHNSON CTLS INC COM 478366107 1,993 55,298 SH X 50,633 1,575 3,090 JPMORGAN TR II LARGE CAP GR S 4812C0530 425 20,302 SH X 20,302 KELLOGG CO COM 487836108 510 9,730 SH X 9,380 350 KELLOGG CO COM 487836108 262 5,000 SH X 5,000 KIMBERLY CLARK CORP COM 494368103 1,217 17,547 SH X 15,337 2,210 KIMBERLY CLARK CORP COM 494368103 385 5,547 SH X 3,946 1,601 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 694 12,848 SH X 11,248 1,600 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 263 4,865 SH X 4,135 730 KOHLS CORP COM 500255104 273 5,954 SH X 3,854 2,100 KOHLS CORP COM 500255104 21 450 SH X 450 KRAFT FOODS INC CL A 50075N104 1,013 31,045 SH X 27,564 3,481 KRAFT FOODS INC CL A 50075N104 447 13,702 SH X 5,521 8,181 L-3 COMMUNICATIONS HLDGS INC COM 502424104 5,595 52,817 SH X 49,227 25 3,565 L-3 COMMUNICATIONS HLDGS INC COM 502424104 630 5,950 SH X 5,275 125 550 LABORATORY CORP AMER HLDGS COM NEW 50540R409 451 5,972 SH X 5,972 LABORATORY CORP AMER HLDGS COM NEW 50540R409 9 125 SH X 125 LAKELAND BANCORP INC COM 511637100 1,088 93,917 SH X 93,917 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 1,940 27,572 SH X 26,684 40 847 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 881 12,526 SH X 10,971 1,554 LEGG MASON INC COM 524901105 3,673 50,214 SH X 49,549 665 LEGG MASON INC COM 524901105 590 8,060 SH X 7,960 100 LEHMAN BROS HLDGS INC COM 524908100 93 1,414 SH X 1,414 LEHMAN BROS HLDGS INC COM 524908100 124 1,888 SH X 1,888 LILLY ELI & CO COM 532457108 1,289 24,135 SH X 21,735 2,400 LILLY ELI & CO COM 532457108 673 12,600 SH X 11,800 600 200 LINCOLN ELEC HLDGS INC COM 533900106 474 6,655 SH X 6,655 LINCOLN NATL CORP IND COM 534187109 232 3,989 SH X 3,989 LINCOLN NATL CORP IND COM 534187109 234 4,020 SH X 4,020 LINEAR TECHNOLOGY CORP COM 535678106 208 6,520 SH X 2,520 4,000 LINEAR TECHNOLOGY CORP COM 535678106 6 200 SH X 200 LOWES COS INC COM 548661107 1,868 82,585 SH X 77,705 4,880 LOWES COS INC COM 548661107 416 18,390 SH X 15,690 2,700 LUXOTTICA GROUP S P A SPONSORED ADR 55068R202 220 7,000 SH X 7,000 MFIC CORP COM 55273R104 23 20,000 SH X 20,000 MGM MIRAGE COM 552953101 286 3,400 SH X 3,400 MANULIFE FINL CORP COM 56501R106 6,121 150,208 SH X 133,411 260 16,537 MANULIFE FINL CORP COM 56501R106 995 24,426 SH X 8,085 506 15,835 MARATHON OIL CORP COM 565849106 16,912 277,884 SH X 260,082 17,802 MARATHON OIL CORP COM 565849106 1,730 28,426 SH X 28,226 200 MARSH & MCLENNAN COS INC COM 571748102 181 6,850 SH X 6,850 MARSH & MCLENNAN COS INC COM 571748102 41 1,550 SH X 1,550 MASCO CORP COM 574599106 359 16,635 SH X 16,635 MASCO CORP COM 574599106 92 4,280 SH X 4,280 MAXIM INTEGRATED PRODS INC COM 57772K101 6,249 235,976 SH X 206,321 220 29,435 MAXIM INTEGRATED PRODS INC COM 57772K101 214 8,085 SH X 6,745 1,340 MCCORMICK & CO INC COM NON VTG 579780206 8,603 226,939 SH X 216,999 9,940 MCCORMICK & CO INC COM NON VTG 579780206 1,484 39,133 SH X 37,308 1,825 MCDONALDS CORP COM 580135101 12,114 205,635 SH X 186,010 130 19,495 MCDONALDS CORP COM 580135101 2,191 37,196 SH X 32,551 250 4,395 MCGRAW HILL COS INC COM 580645109 1,172 26,751 SH X 26,651 100 MCGRAW HILL COS INC COM 580645109 119 2,717 SH X 2,717 MEADWESTVACO CORP COM 583334107 80 2,568 SH X 2,568 MEADWESTVACO CORP COM 583334107 494 15,778 SH X 15,778 MEDCO HEALTH SOLUTIONS INC COM 58405U102 906 8,934 SH X 8,734 200 MEDCO HEALTH SOLUTIONS INC COM 58405U102 2,458 24,243 SH X 23,037 1,206 MEDTRONIC INC COM 585055106 14,951 297,421 SH X 275,934 155 21,332 MEDTRONIC INC COM 585055106 1,555 30,933 SH X 24,618 150 6,165 MERCK & CO INC COM 589331107 5,783 99,517 SH X 97,047 2,470 MERCK & CO INC COM 589331107 10,837 186,493 SH X 178,823 375 7,295 MERRILL LYNCH & CO INC COM 590188108 1,241 23,117 SH X 20,252 2,865 MERRILL LYNCH & CO INC COM 590188108 417 7,775 SH X 5,750 75 1,950 MICROSOFT CORP COM 594918104 30,021 843,284 SH X 758,069 1,015 84,200 MICROSOFT CORP COM 594918104 5,451 153,109 SH X 130,434 1,865 20,810 MIDCAP SPDR TR UNIT SER 1 595635103 3,848 24,807 SH X 20,457 4,350 MIDCAP SPDR TR UNIT SER 1 595635103 467 3,013 SH X 2,763 150 100 MOHAWK INDS INC COM 608190104 8,793 118,190 SH X 108,274 75 9,841 MOHAWK INDS INC COM 608190104 379 5,095 SH X 4,655 440 MONSANTO CO NEW COM 61166W101 13,728 122,908 SH X 111,663 11,245 MONSANTO CO NEW COM 61166W101 527 4,721 SH X 3,441 500 780 MOODYS CORP COM 615369105 152 4,250 SH X 4,250 MOODYS CORP COM 615369105 415 11,625 SH X 11,625 MORGAN STANLEY COM NEW 617446448 10,336 194,624 SH X 173,882 170 20,572 MORGAN STANLEY COM NEW 617446448 788 14,840 SH X 9,341 131 5,368 MOTOROLA INC COM 620076109 420 26,160 SH X 25,030 1,130 MOTOROLA INC COM 620076109 903 56,274 SH X 51,074 5,200 MURPHY OIL CORP COM 626717102 8,409 99,121 SH X 94,191 4,930 MURPHY OIL CORP COM 626717102 997 11,747 SH X 11,747 MYLAN INC COM 628530107 155 11,013 SH X 10,766 247 MYLAN INC COM 628530107 61 4,361 SH X 4,361 NATIONAL CITY CORP COM 635405103 239 14,529 SH X 14,334 195 NATIONAL CITY CORP COM 635405103 22 1,350 SH X 840 510 NATIONAL FUEL GAS CO N J COM 636180101 322 6,896 SH X 6,896 NESTLE S A SPONSORED ADR 641069406 279 2,429 SH X 1,829 600 NESTLE S A SPONSORED ADR 641069406 276 2,400 SH X 2,400 NEW YORK TIMES CO CL A 650111107 908 51,804 SH X 51,804 NEXEN INC COM 65334H102 402 12,450 SH X 12,450 NIKE INC CL B 654106103 8,615 134,112 SH X 128,632 5,480 NIKE INC CL B 654106103 913 14,207 SH X 12,137 1,350 720 NOKIA CORP SPONSORED ADR 654902204 1,968 51,267 SH X 47,807 3,460 NOKIA CORP SPONSORED ADR 654902204 1,486 38,695 SH X 27,795 10,900 NORFOLK SOUTHERN CORP COM 655844108 305 6,055 SH X 2,635 3,420 NORFOLK SOUTHERN CORP COM 655844108 239 4,733 SH X 1,747 2,986 NORTHERN TR CORP COM 665859104 775 10,118 SH X 9,878 240 NORTHERN TR CORP COM 665859104 242 3,155 SH X 3,155 NOVARTIS A G SPONSORED ADR 66987V109 14,318 263,639 SH X 230,419 310 32,910 NOVARTIS A G SPONSORED ADR 66987V109 569 10,475 SH X 5,172 198 5,105 NOVO-NORDISK A S ADR 670100205 11,064 170,586 SH X 164,008 160 6,418 NOVO-NORDISK A S ADR 670100205 1,142 17,600 SH X 15,870 630 1,100 NVIDIA CORP COM 67066G104 3,626 106,583 SH X 99,691 6,892 NVIDIA CORP COM 67066G104 181 5,323 SH X 5,323 NUVEEN MULTI STRAT INC GR FD COM SHS 67073D102 113 10,300 SH X 10,300 OCCIDENTAL PETE CORP DEL COM 674599105 983 12,769 SH X 11,579 60 1,130 OCCIDENTAL PETE CORP DEL COM 674599105 364 4,725 SH X 3,580 1,145 OMNICOM GROUP INC COM 681919106 1,150 24,200 SH X 23,970 230 OMNICOM GROUP INC COM 681919106 174 3,660 SH X 3,060 600 ORACLE CORP COM 68389X105 2,886 127,803 SH X 120,078 7,725 ORACLE CORP COM 68389X105 509 22,520 SH X 19,120 300 3,100 PPG INDS INC COM 693506107 547 7,789 SH X 7,789 PPG INDS INC COM 693506107 63 900 SH X 900 PACCAR INC COM 693718108 1,322 24,273 SH X 23,585 688 PACCAR INC COM 693718108 69 1,266 SH X 1,019 247 PATTERSON COMPANIES INC COM 703395103 249 7,330 SH X 7,330 PATTERSON COMPANIES INC COM 703395103 277 8,155 SH X 5,255 2,900 PAYCHEX INC COM 704326107 651 17,980 SH X 13,050 4,930 PAYCHEX INC COM 704326107 31 860 SH X 860 PENNICHUCK CORP COM NEW 708254206 1,378 51,604 SH X 11,048 40,556 PENNICHUCK CORP COM NEW 708254206 820 30,703 SH X 18,703 12,000 PENTAIR INC COM 709631105 335 9,625 SH X 6,065 3,560 PENTAIR INC COM 709631105 20 570 SH X 570 PEOPLES UNITED FINANCIAL INC COM 712704105 52 2,924 SH X 2,924 PEOPLES UNITED FINANCIAL INC COM 712704105 126 7,086 SH X 7,086 PEPSIAMERICAS INC COM 71343P200 260 7,800 SH X 7,800 PEPSICO INC COM 713448108 32,648 430,147 SH X 398,073 415 31,659 PEPSICO INC COM 713448108 5,440 71,673 SH X 56,952 381 14,340 PEREGRINE PHARMACEUTICALS IN COM 713661106 6 15,200 SH X 15,200 PERKINELMER INC COM 714046109 437 16,800 SH X 16,800 PETSMART INC COM 716768106 10,159 431,765 SH X 393,433 38,332 PETSMART INC COM 716768106 81 3,427 SH X 2,915 262 250 PFIZER INC COM 717081103 6,063 266,728 SH X 232,784 33,944 PFIZER INC COM 717081103 4,543 199,871 SH X 178,305 200 21,366 PIONEER EQUITY INCOME FD CL A 72366V108 472 16,109 SH X 16,109 PLUM CREEK TIMBER CO INC COM 729251108 87 1,889 SH X 1,889 PLUM CREEK TIMBER CO INC COM 729251108 158 3,437 SH X 3,437 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 1,343 26,224 SH X 21,424 4,800 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 115 2,240 SH X 1,440 800 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 5,311 168,274 SH X 152,589 15,685 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 140 4,435 SH X 646 3,789 PRAXAIR INC COM 74005P104 8,670 97,735 SH X 91,653 35 6,047 PRAXAIR INC COM 74005P104 1,055 11,889 SH X 10,255 1,634 PRECISION CASTPARTS CORP COM 740189105 23,899 172,305 SH X 159,681 35 12,589 PRECISION CASTPARTS CORP COM 740189105 1,288 9,286 SH X 8,936 350 PRICE T ROWE GROUP INC COM 74144T108 5,131 84,282 SH X 78,337 5,945 PRICE T ROWE GROUP INC COM 74144T108 587 9,645 SH X 7,985 1,660 PRICE T ROWE GROWTH STK FD I COM 741479109 46,124 1,370,283 SH X 1,285,048 6,426 78,808 PRICE T ROWE GROWTH STK FD I COM 741479109 4,838 143,718 SH X 108,686 4,325 30,707 PROCTER & GAMBLE CO COM 742718109 43,966 598,832 SH X 553,886 760 44,186 PROCTER & GAMBLE CO COM 742718109 8,620 117,404 SH X 100,587 805 16,012 PROGRESS ENERGY INC COM 743263105 221 4,560 SH X 4,560 PROGRESS ENERGY INC COM 743263105 93 1,929 SH X 1,929 PUBLIC SVC ENTERPRISE GROUP COM 744573106 357 3,638 SH X 2,638 1,000 PUBLIC SVC ENTERPRISE GROUP COM 744573106 59 600 SH X 600 QLOGIC CORP COM 747277101 413 29,110 SH X 29,110 QUALCOMM INC COM 747525103 4,721 119,968 SH X 118,048 1,920 QUALCOMM INC COM 747525103 856 21,754 SH X 20,941 683 130 QUEST DIAGNOSTICS INC COM 74834L100 5,452 103,070 SH X 100,815 140 2,115 QUEST DIAGNOSTICS INC COM 74834L100 389 7,353 SH X 6,628 125 600 QUESTAR CORP COM 748356102 12,247 226,384 SH X 220,672 5,712 QUESTAR CORP COM 748356102 927 17,140 SH X 15,840 1,300 RAYTHEON CO COM NEW 755111507 168 2,768 SH X 2,768 RAYTHEON CO COM NEW 755111507 235 3,872 SH X 2,642 1,230 REGIONS FINANCIAL CORP NEW COM 7591EP100 1,475 62,387 SH X 59,011 240 3,136 REGIONS FINANCIAL CORP NEW COM 7591EP100 432 18,270 SH X 14,673 1,992 1,605 REPSOL YPF S A SPONSORED ADR 76026T205 1,082 30,363 SH X 26,663 3,700 REPSOL YPF S A SPONSORED ADR 76026T205 299 8,378 SH X 7,641 737 ROCKWELL AUTOMATION INC COM 773903109 699 10,131 SH X 9,356 775 ROCKWELL AUTOMATION INC COM 773903109 12 175 SH X 175 ROCKVILLE FINL INC COM 774186100 305 25,000 SH X 25,000 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 544 13,513 SH X 13,513 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 30 743 SH X 743 ROWE T PRICE GRWTH & INC COM 779551100 299 13,483 SH X 13,483 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 2,226 26,435 SH X 20,947 5,488 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 1,059 12,575 SH X 10,475 2,100 SEI INVESTMENTS CO COM 784117103 2,724 84,665 SH X 77,625 7,040 SEI INVESTMENTS CO COM 784117103 260 8,092 SH X 7,502 590 SK TELECOM LTD SPONSORED ADR 78440P108 8,273 277,260 SH X 248,700 28,560 SK TELECOM LTD SPONSORED ADR 78440P108 73 2,440 SH X 2,360 80 SPDR TR UNIT SER 1 78462F103 27,398 187,386 SH X 180,206 7,180 SPDR TR UNIT SER 1 78462F103 703 4,805 SH X 2,628 2,177 SVB FINL GROUP COM 78486Q101 218 4,329 SH X 3,754 575 ST JUDE MED INC COM 790849103 20 490 SH X 490 ST JUDE MED INC COM 790849103 439 10,800 SH X 10,800 SARA LEE CORP COM 803111103 313 19,498 SH X 19,498 SARA LEE CORP COM 803111103 54 3,370 SH X 3,370 SARGENT LAND CO LTD PARTNSH 803991223 252 33 SH X 33 SCHERING PLOUGH CORP COM 806605101 127 4,777 SH X 4,777 SCHERING PLOUGH CORP COM 806605101 233 8,750 SH X 7,550 1,200 SCHLUMBERGER LTD COM 806857108 4,543 46,184 SH X 32,019 14,165 SCHLUMBERGER LTD COM 806857108 4,266 43,368 SH X 31,723 11,645 SCOTTS MIRACLE GRO CO CL A 810186106 1,251 33,434 SH X 32,974 460 SCOTTS MIRACLE GRO CO CL A 810186106 74 1,985 SH X 1,985 SEALED AIR CORP NEW COM 81211K100 281 12,138 SH X 12,138 SEMPRA ENERGY COM 816851109 12,709 205,380 SH X 189,899 130 15,351 SEMPRA ENERGY COM 816851109 1,136 18,365 SH X 15,890 375 2,100 SIGMA ALDRICH CORP COM 826552101 8,508 155,830 SH X 141,948 190 13,692 SIGMA ALDRICH CORP COM 826552101 107 1,960 SH X 1,265 695 SMUCKER J M CO COM NEW 832696405 504 9,799 SH X 9,799 SMUCKER J M CO COM NEW 832696405 109 2,117 SH X 2,117 SOUTHERN CO COM 842587107 10,190 262,978 SH X 232,864 365 29,749 SOUTHERN CO COM 842587107 738 19,036 SH X 15,609 962 2,465 SOVEREIGN BANCORP INC COM 845905108 195 17,102 SH X 17,102 SPRINT NEXTEL CORP COM SER 1 852061100 495 37,679 SH X 37,679 SPRINT NEXTEL CORP COM SER 1 852061100 113 8,618 SH X 8,410 208 STANLEY WKS COM 854616109 1,079 22,259 SH X 18,450 3,809 STANLEY WKS COM 854616109 44 900 SH X 900 STAPLES INC COM 855030102 10,792 467,794 SH X 450,219 340 17,235 STAPLES INC COM 855030102 2,243 97,206 SH X 85,095 2,424 9,687 STARBUCKS CORP COM 855244109 4,942 241,404 SH X 227,919 260 13,225 STARBUCKS CORP COM 855244109 681 33,280 SH X 30,715 2,565 STATE STR CORP COM 857477103 3,601 44,352 SH X 43,682 670 STATE STR CORP COM 857477103 871 10,723 SH X 10,323 400 STREETTRACKS GOLD TR GOLD SHS 863307104 1,001 12,141 SH X 4,741 7,400 STREETTRACKS GOLD TR GOLD SHS 863307104 40 480 SH X 80 400 STRYKER CORP COM 863667101 25,951 347,316 SH X 319,952 200 27,164 STRYKER CORP COM 863667101 2,735 36,607 SH X 34,541 406 1,660 SUN LIFE FINL INC COM 866796105 912 16,300 SH X 16,300 SUNCOR ENERGY INC COM 867229106 6,775 62,310 SH X 60,795 35 1,480 SUNCOR ENERGY INC COM 867229106 474 4,355 SH X 3,065 1,290 SUNTRUST BKS INC COM 867914103 634 10,149 SH X 9,899 250 SUNTRUST BKS INC COM 867914103 103 1,650 SH X 1,650 SYMANTEC CORP COM 871503108 965 59,791 SH X 48,061 11,730 SYMANTEC CORP COM 871503108 50 3,110 SH X 3,110 SYNGENTA AG SPONSORED ADR 87160A100 268 5,300 SH X 5,300 SYNGENTA AG SPONSORED ADR 87160A100 610 12,035 SH X 8,635 3,400 SYSCO CORP COM 871829107 8,070 258,571 SH X 248,184 10,387 SYSCO CORP COM 871829107 1,044 33,448 SH X 30,898 2,550 TJX COS INC NEW COM 872540109 1,976 68,780 SH X 64,280 4,500 TJX COS INC NEW COM 872540109 226 7,855 SH X 7,455 400 TARGET CORP COM 87612E106 2,350 47,009 SH X 44,414 110 2,485 TARGET CORP COM 87612E106 554 11,087 SH X 9,776 261 1,050 TASEKO MINES LTD COM 876511106 65 12,500 SH X 12,500 TECHNE CORP COM 878377100 313 4,744 SH X 4,744 TECHNE CORP COM 878377100 348 5,265 SH X 3,365 1,900 TELEFONICA S A SPONSORED ADR 879382208 20,227 207,265 SH X 192,862 100 14,303 TELEFONICA S A SPONSORED ADR 879382208 1,216 12,461 SH X 11,939 252 270 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 4,090 87,994 SH X 84,686 210 3,098 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 1,083 23,296 SH X 20,212 548 2,536 TEXAS INSTRS INC COM 882508104 13,410 401,497 SH X 363,338 360 37,799 TEXAS INSTRS INC COM 882508104 721 21,585 SH X 16,480 550 4,555 3M CO COM 88579Y101 23,910 283,557 SH X 262,411 250 20,896 3M CO COM 88579Y101 4,781 56,695 SH X 47,085 1,181 8,429 TIME WARNER INC COM 887317105 182 11,016 SH X 11,016 TIME WARNER INC COM 887317105 59 3,600 SH X 2,400 1,200 TORCHMARK CORP COM 891027104 2,423 40,029 SH X 39,754 275 TORCHMARK CORP COM 891027104 160 2,644 SH X 2,644 TORONTO DOMINION BK ONT COM NEW 891160509 18,383 262,808 SH X 36,665 226,143 TORONTO DOMINION BK ONT COM NEW 891160509 2,264 32,366 SH X 200 32,166 TRAVELERS COMPANIES INC COM 89417E109 548 10,188 SH X 9,833 355 TRAVELERS COMPANIES INC COM 89417E109 94 1,747 SH X 1,647 100 TRUSTCO BK CORP N Y COM 898349105 147 14,831 SH X 14,831 UGI CORP NEW COM 902681105 1,444 52,992 SH X 52,992 UGI CORP NEW COM 902681105 35 1,300 SH X 1,300 UST INC COM 902911106 302 5,510 SH X 3,710 1,800 US BANCORP DEL COM NEW 902973304 141 4,442 SH X 4,442 US BANCORP DEL COM NEW 902973304 310 9,752 SH X 9,752 UNILEVER N V N Y SHS NEW 904784709 220 6,042 SH X 3,142 2,900 UNION PAC CORP COM 907818108 546 4,350 SH X 3,250 1,100 UNION PAC CORP COM 907818108 633 5,040 SH X 4,680 360 UNITED PARCEL SERVICE CL A 911309AA0 743 10,500 SH X 10,500 UNITED PARCEL SERVICE INC CL B 911312106 7,853 111,040 SH X 96,680 110 14,250 UNITED PARCEL SERVICE INC CL B 911312106 2,678 37,874 SH X 1,205 36,669 UNITED TECHNOLOGIES CORP COM 913017109 30,328 396,239 SH X 370,937 650 24,652 UNITED TECHNOLOGIES CORP COM 913017109 4,811 62,858 SH X 57,791 843 4,224 UNITEDHEALTH GROUP INC COM 91324P102 27,787 477,435 SH X 437,099 215 40,121 UNITEDHEALTH GROUP INC COM 91324P102 1,544 26,528 SH X 21,998 415 4,115 VALERO ENERGY CORP NEW COM 91913Y100 953 13,602 SH X 13,502 100 VALERO ENERGY CORP NEW COM 91913Y100 129 1,844 SH X 1,535 309 VALLEY NATL BANCORP COM 919794107 240 12,573 SH X 12,573 VAN KAMPEN DYNAMIC CR OPPORT COM 921166104 242 15,000 SH X 15,000 VANGUARD MORGAN GROWTH FD IN COM 921928107 354 18,100 SH X 18,100 VANGUARD MORGAN GROWTH FD IN COM 921928107 72 3,679 SH X 3,679 VANGUARD INTL EQUITY INDEX F EMR MKT ETF 922042858 321 3,075 SH X 2,825 250 VANGUARD INTL EQUITY INDEX F EMR MKT ETF 922042858 10 100 SH X 100 VARIAN MED SYS INC COM 92220P105 983 18,850 SH X 17,725 1,125 VARIAN MED SYS INC COM 92220P105 107 2,050 SH X 2,050 VERIZON COMMUNICATIONS COM 92343V104 10,961 250,879 SH X 228,222 290 22,367 VERIZON COMMUNICATIONS COM 92343V104 2,976 68,121 SH X 51,007 550 16,564 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 542 14,517 SH X 14,202 315 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 310 8,297 SH X 5,345 2,952 VORNADO RLTY TR SH BEN INT 929042109 253 2,880 SH X 1,800 1,080 VORNADO RLTY TR SH BEN INT 929042109 18 200 SH X 200 VULCAN MATLS CO COM 929160109 914 11,561 SH X 11,386 175 VULCAN MATLS CO COM 929160109 55 695 SH X 465 230 WACHOVIA CORP NEW COM 929903102 5,117 134,540 SH X 123,727 310 10,503 WACHOVIA CORP NEW COM 929903102 1,612 42,388 SH X 37,787 741 3,860 WAL MART STORES INC COM 931142103 1,583 33,303 SH X 31,763 140 1,400 WAL MART STORES INC COM 931142103 688 14,473 SH X 11,813 370 2,290 WALGREEN CO COM 931422109 10,580 277,839 SH X 252,905 415 24,519 WALGREEN CO COM 931422109 847 22,235 SH X 14,285 200 7,750 WASHINGTON MUT INC COM 939322103 187 13,712 SH X 10,145 3,567 WASHINGTON MUT INC COM 939322103 39 2,875 SH X 2,875 WASHINGTON MUT INVS FD INC CL F 939330403 583 17,371 SH X 17,109 262 WASHINGTON MUT INVS FD INC CL F 939330403 56 1,674 SH X 1,674 WASTE MGMT INC DEL COM 94106L109 103 3,140 SH X 3,140 WASTE MGMT INC DEL COM 94106L109 131 4,011 SH X 3,511 500 WELLPOINT INC COM 94973V107 222 2,535 SH X 1,935 600 WELLPOINT INC COM 94973V107 64 735 SH X 600 50 85 WELLS FARGO & CO NEW COM 949746101 8,064 267,111 SH X 245,821 250 21,040 WELLS FARGO & CO NEW COM 949746101 1,115 36,941 SH X 25,761 250 10,930 WESTERN UN CO COM 959802109 8,638 355,758 SH X 320,563 35,195 WESTERN UN CO COM 959802109 268 11,049 SH X 6,630 4,419 WEYERHAEUSER CO COM 962166104 373 5,053 SH X 3,553 1,500 WEYERHAEUSER CO COM 962166104 361 4,901 SH X 4,901 WHOLE FOODS MKT INC COM 966837106 862 21,126 SH X 19,711 30 1,385 WHOLE FOODS MKT INC COM 966837106 203 4,985 SH X 4,835 150 WILMINGTON TRUST CORP COM 971807102 609 17,294 SH X 17,294 WILMINGTON TRUST CORP COM 971807102 30 850 SH X 850 WIPRO LTD SPON ADR 1 SH 97651M109 390 26,262 SH X 26,262 WIPRO LTD SPON ADR 1 SH 97651M109 24 1,600 SH X 1,600 WRIGLEY WM JR CO COM 982526105 362 6,182 SH X 6,182 WRIGLEY WM JR CO COM 982526105 161 2,755 SH X 1,474 1,281 WYETH COM 983024100 2,247 50,842 SH X 50,442 400 WYETH COM 983024100 2,195 49,664 SH X 46,164 3,500 XTO ENERGY INC COM 98385X106 20,722 403,465 SH X 374,290 412 28,763 XTO ENERGY INC COM 98385X106 843 16,404 SH X 11,403 310 4,691 XEROX CORP COM 984121103 73 4,530 SH X 4,530 XEROX CORP COM 984121103 164 10,130 SH X 10,130 YAHOO INC COM 984332106 18 790 SH X 790 YAHOO INC COM 984332106 186 8,000 SH X 8,000 YAMANA GOLD INC COM 98462Y100 129 10,000 SH X 10,000 YUM BRANDS INC COM 988498101 13,010 339,962 SH X 306,583 200 33,179 YUM BRANDS INC COM 988498101 314 8,193 SH X 5,606 437 2,150 ZEBRA TECHNOLOGIES CORP CL A 989207105 4,411 127,109 SH X 111,609 15,500 ZEBRA TECHNOLOGIES CORP CL A 989207105 42 1,205 SH X 1,205 ZIMMER HLDGS INC COM 98956P102 8,377 126,630 SH X 112,885 130 13,615 ZIMMER HLDGS INC COM 98956P102 1,562 23,613 SH X 17,594 6,019 ZIONS BANCORPORATION COM 989701107 857 18,364 SH X 18,324 40 ZIONS BANCORPORATION COM 989701107 109 2,345 SH X 2,345 FINAL TOTALS 2,262,894 FORM 13F INFORMATION TABLE ENTRY TOTAL 753